Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
American Finance Trust, Inc. (the "Company"), formerly known as American Realty Capital Trust V, Inc., has acquired a diversified portfolio of commercial properties comprised primarily of freestanding single-tenant properties that are net leased to investment grade and other creditworthy tenants. The Company manages and optimizes its investments in its existing portfolio of net leased commercial real estate properties (the "Net Lease Portfolio") and selectively invests in additional net lease properties. As of September 30, 2016, the Company owned 458 properties with an aggregate purchase price of $2.2 billion, comprised of 13.3 million rentable square feet, which were 100.0% leased. To a lesser extent, the Company invests in commercial real estate mortgage loans and other commercial real estate-related debt investments (such investments collectively, "CRE Debt Investments"). The Company has financed its CRE Debt Investments primarily through mortgage financing secured by its Net Lease Portfolio, and it may use mortgage specific repurchase agreement facilities and collateralized debt obligations to finance future CRE Debt Investments.
The Company, incorporated on January 22, 2013, is a Maryland corporation that elected and qualified to be taxed as a real estate investment trust for U.S. federal income tax purposes ("REIT") beginning with the taxable year ended December 31, 2013. Substantially all of the Company's business is conducted through American Finance Operating Partnership, L.P. (the "OP"), a Delaware limited partnership, and its wholly-owned subsidiaries.
On April 4, 2013, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis of up to 68.0 million shares of common stock, $0.01 par value per share, at a price of $25.00 per share, subject to certain volume and other discounts. The IPO closed in October 2013. As of September 30, 2016, the Company had 65.8 million shares of common stock outstanding, including unvested restricted shares and shares issued pursuant to the Company's distribution reinvestment plan (the "DRIP"), and had received total proceeds from the IPO and the DRIP, net of share repurchases, of $1.6 billion.
The Company has no employees. The Company has retained American Finance Advisors, LLC (the "Advisor") to manage the Company's affairs on a day-to-day basis. American Finance Properties, LLC (the "Property Manager") serves as the Company's property manager. The Advisor and the Property Manager are wholly owned subsidiaries of AR Global Investments, LLC (the successor business to AR Capital, LLC, the "Sponsor" or "AR Global"), as a result of which, they are related parties of the Company, and each have received or may receive, as applicable, compensation, fees and expense reimbursements for services related to managing the Company's business.

Note 1 — Organization
American Finance Trust, Inc. (the "Company"), formerly known as American Realty Capital Trust V, Inc., has acquired a diversified portfolio of commercial properties comprised primarily of freestanding single-tenant properties that are net leased to investment grade and other creditworthy tenants. On April 15, 2015, upon recommendation by the Company's advisor, American Finance Advisors, LLC (the "Advisor") and approval by the Company's board of directors, the Company adopted new Investment Objectives and Acquisition and Investment Policies (the "New Strategy"). Under the New Strategy, the Company manages and optimizes its investments in its existing portfolio of net leased commercial real estate properties (the "Net Lease Portfolio") and selectively invests in additional net lease properties. In addition, the Company invests in commercial real estate mortgage loans and other commercial real estate-related debt investments (such investments collectively, "CRE Debt Investments"). The Company has financed its CRE Debt Investments primarily through mortgage financing secured by its Net Lease Portfolio, and it may use mortgage specific repurchase agreement facilities and collateralized debt obligations to finance future CRE Debt Investments.
The Company, incorporated on January 22, 2013, is a Maryland corporation that elected and qualified to be taxed as a real estate investment trust for U.S. federal income tax purposes ("REIT") beginning with the taxable year ended December 31, 2013. Substantially all of the Company's business is conducted through American Finance Operating Partnership, L.P. (the "OP"), a Delaware limited partnership and its wholly-owned subsidiaries.
On April 4, 2013, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis of up to 68.0 million shares of common stock, $0.01 par value per share, at a price of $25.00 per share, subject to certain volume and other discounts. The IPO closed in October 2013.
From November 14, 2014 (the "Initial NAV Pricing Date") until the suspension of the distribution reinvestment plan (the "DRIP"), the price per share for shares of common stock purchased under the DRIP was equal to the estimated net asset value ("NAV") per share of the Company's common stock, approved by the Company's board of directors ("Estimated Per-Share NAV"). On November 19, 2014, the Company's board of directors approved an Estimated Per-Share NAV equal to $23.50 as of September 30, 2014, which was used in connection with the issuance of shares under the DRIP following the Initial NAV Pricing Date through May 18, 2015. On May 14, 2015, the Company's board of directors approved an Estimated Per-Share NAV equal to $24.17 as of March 31, 2015, which was used in connection with the purchases of common stock under the DRIP following May 18, 2015 through the suspension of the DRIP, which became effective following the payment of the Company's distribution on July 1, 2015. The Company intends to publish an Estimated Per-Share NAV as of December 31, 2015 shortly following the filing of this Annual Report on Form 10-K for the year ended December 31, 2015.
The Company previously announced its intention to list on the New York Stock Exchange ("NYSE") under the symbol "AFIN" (the "Listing") during the third quarter of 2015. In September 2015, the Company announced that in light of market conditions, the Company's board of directors, in consultation with the Advisor, determined it was in the best interest of the Company to not pursue the Listing during the third quarter of 2015. The Company's board of directors continues to monitor market conditions and other factors with a view toward reevaluating the decision when market conditions are more favorable for a successful liquidity event. There can be no assurance that the Company's shares of common stock will be listed.
The Company has no direct employees. The Company has retained the Advisor to manage the Company's affairs on a day-to-day basis. American Finance Properties, LLC (the "Property Manager") serves as the Company's property manager. The Advisor and the Property Manager are wholly owned subsidiaries of AR Global Investments, LLC (the successor business to AR Capital, LLC, the "Sponsor"), as a result of which, they are related parties of the Company, and each have received or will receive compensation, as applicable, fees and expense reimbursements for services related to managing the Company's business.
Realty Capital Securities, LLC (the "Former Dealer Manager") served as the dealer manager of the IPO and, together with certain of its affiliates, continued to provide the Company with various services through December 31, 2015. RCS Capital Corporation, the parent company of the Former Dealer Manager and certain of its affiliates that provided services to the Company, filed for Chapter 11 bankruptcy protection in January 2016, prior to which it was under common control with the Sponsor.